Accounts Receivable, Net - Changes to provisions for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable Net
Balance at beginning of period	$ 0	$ 0	$ (2,990)
Charges to costs and expenses	0	0	0
Amount utilized	0	0	2,990
Balance at end of period	$ 0	$ 0	$ 0